UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: Symons Capital Management, Inc.
Address: 250 Mt. Lebanon Blvd., Suite 301
Pittsburgh, PA 15234

13F File Number: 28-07040

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Colin Symons
Title:  Chief Investment Officer
Phone:  412-344-7690

Signature,  Place, and Date of Signing:
Colin Symons  Pittsburgh, PA  May 12, 2004

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  43
Form 13F Information Table Value Total:  $108,060
List of Other Included Managers:
No. 13F File Number  Name

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    FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp	COM	001957505	4283	218840	SH		SOLE		209090		9750
A T & T WIRELESS SVCS	COM	00209A106	765	56245	SH		SOLE		37125		19120
ABITIBI CONS INC	COM	003924107	429	60510	SH		SOLE		43080		17430
ALTRIA GROUP INC	COM	718154107	218	4000	SH		SOLE		4000		0
APACHE CORP	COM	037411105	513	11888	SH		SOLE		7060		4828
AQUA AMERICA INC	COM	03836W103	4285	197643	SH		SOLE		188832		8811
BANK OF AMERICA CORP	COM	060505104	3186	39375	SH		SOLE		37635		1740
BARNES & NOBLE INC	COM	067774109	4377	134260	SH		SOLE		128390		5870
BP PLC ADR	ADR	055622104	554	10822	SH		SOLE		7742		3080
BRISTOL-MEYERS SQUIBB CO	COM	110122108	3509	144840	SH		SOLE		138340		6500
CADBURY SCHWEPPES ADR	COM	127209302	496	15440	SH		SOLE		10220		5220
CAESARS ENTMT INC	COM	127687101	539	41310	SH		SOLE		26220		15090
CHARTER COMMUNICATIONS	COM	16117M107	546	115630	SH		SOLE		82030		33600
CHOICE HOTELS INTL NEW	COM	169905106	743	16610	SH		SOLE		9930		6680
DEVON ENERGY CORP NEW	COM	25179M103	5446	93650	SH		SOLE		89220		4430
EASTMAN KODAK COMPANY	COM	277461109	3599	137520	SH		SOLE		131080		6440
EL PASO CORPORATION	COM	28336L109	378	53130	SH		SOLE		36980		16150
FISHR SCIENTIFIC INTL NEW	COM	338032204	3809	69200	SH		SOLE		66030		3170
FRESH DEL MONTE PRD ORDF	COM	G36738105	3346	129910	SH		SOLE		124080		5830
GENERAL MILLS INC	COM	370334104	3553	76110	SH		SOLE		73760		2350
GOODYEAR TIRE & RUBBER	COM	382550101	5554	650380	SH		SOLE		619580		30800
GUIDANT CORP	COM	401698105	725	11440	SH		SOLE		7740		3700
HALLIBURTON CO HLDG CO	COM	406216101	467	15370	SH		SOLE		10260		5110
HASBRO INC	COM	418056107	6884	316510	SH		SOLE		301160		15350
HOST MARIOTT CORP REIT	COM	44107P104	5945	482560	SH		SOLE		464110		18450
JETBLUE AIRWAYS CORP	COM	477143101	355	14070	SH		SOLE		9950		4120
JOHNSON & JOHNSON	COM	478160104	4239	83575	SH		SOLE		80095		3480
KIMBERLY CLARK CORP	COM	494368103	555	8790	SH		SOLE		5620		3170
KONINKLIJKE AHOLD NV ADR NEW	SPONSORED ADR	500467303	1927	233527	SH		SOLE		221807		11720
KRAFT FOODS INC	COM	50075N104	4439	133685	SH		SOLE		127395		6290
LINENS'N THINGS	COM	535679104	6717	189690	SH		SOLE		180590		9100
MATTEL INCORPORATED	COM	577081102	533	28920	SH		SOLE		21190		7730
MC DONALDS CORP	COM	580135101	676	23670	SH		SOLE		16850		6820
MERCK & CO	COM	589331107	302	6828	SH		SOLE		6800		0
NEWELL RUBBERMAID INC	COM	651229106	3777	162803	SH		SOLE		155553		7250
PEPSICO INC	COM	713448108	673	12504	SH		SOLE		8674		3830
RAYTHEON COMPANY NEW	COM	755111507	263	8400	SH		SOLE		5550		2850
SCHOLASTIC CORP	COM	807066105	510	18730	SH		SOLE		13420		5310
SMITHFIELD FOODS INC	COM	832248108	6708	247340	SH		SOLE		236530		10810
SUNOCO INC	COM	86764P109	5886	94365	SH		SOLE		90055		4310
TOYS R US INC HOLDING CO	COM	892335100	680	40500	SH		SOLE		27050		13450
WEIGHT WATCHER INTLINC NEW	COM	948626106	5111	120920	SH		SOLE		115290		5630
WINN-DIXIE STORES INC	COM	974280109	560	73650	SH		SOLE		52350		21300

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